Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Earnings (Loss) of Potentially Dilutive Ordinary Shares

The loss per share calculation for the years ended December 31, 2025, 2024 and 2023 excludes the following potentially dilutive ordinary shares:

	Years ended December 31,
	2025	2024	2023
Class A ordinary shares exercisable from warrants issued pursuant to the Warrant Inducement Offering (as defined below in Note 12)	453,333	453,333	453,333
Class A ordinary shares exercisable from warrants issued pursuant to the March 2021 Offering (as defined below in Note 12)	233,333	233,333	233,333
Class A ordinary shares issuable from the outstanding restricted share awards(1)	38,289	38,289	91,419
Total	724,955	724,955	778,085

Schedule of Income and Share Data Used in the Basic and Diluted Earnings (Loss) Per Ordinary Share Computations

The following reflects the loss and share data used in the basic and diluted loss per ordinary share computations:

	Years ended December 31,
	2025	2024	2023
Loss attributable to ordinary shareholders of the Company for basic loss per share calculation	$(14,093,529)	$(20,251,051)	$(36,772,143)
Weighted average number of ordinary shares outstanding for basic loss per share calculation	6,280,616	6,280,616	6,275,118
Basic loss per share	$(2.24)	$(3.22)	$(5.86)

Loss attributable to ordinary shareholders of the Company for diluted loss per share calculation	$(14,093,529)	$(20,251,051)	$(36,772,143)

Weighted average number of ordinary shares outstanding basic loss per share calculation	6,280,616	6,280,616	6,275,118
Adjusted for:
- incremental shares issuable related to warrants issued	-	-	-
Weighted average number of shares outstanding for diluted loss per share calculation	6,280,616	6,280,616	6,275,118

Diluted loss per share	$(2.24)	$(3.22)	$(5.86)